Leases - Components of lease expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Amortization of ROU assets	$ 270,935	$ 274,800	$ 1,095,337	$ 947,177
Interest on lease liabilities	2,725,966	2,627,559	10,637,686	5,206,540
Operating lease costs	590,920	647,217	2,556,772	2,581,665
Total lease costs	$ 3,587,821	$ 3,549,576	$ 14,289,795	$ 8,735,382